UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund: BlackRock Build America Bond Trust (BBN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Build America Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)	Value
Arizona — 2.2%
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, 4.84%, 1/01/41 (a)	$25,000	$26,964,500
California — 31.0%
Alameda County Joint Powers Authority, RB, Build America Bonds, Recovery, Series Z, 7.05%, 12/01/44 (a)	11,000	13,267,870
Bay Area Toll Authority, RB, Build America Bonds:
Series S-1, 6.92%, 4/01/40	13,700	17,489,146
Series S-3, 6.91%, 10/01/50	14,000	18,144,420
California State Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34	18,145	21,965,248
California State University, RB, Build America Bonds, 6.48%, 11/01/41	2,125	2,430,533
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	14,345	15,485,714
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42 (a)	10,000	12,647,600
Los Angeles Department of Water & Power, RB, Build America Bonds:
6.17%, 7/01/40 (a)	37,500	40,459,875
7.00%, 7/01/41	17,225	19,756,558
Los Angeles Unified School District California, GO, Build America Bonds, 6.76%, 7/01/34 (a)	10,000	12,417,200
Metropolitan Water District of Southern California, RB, Build America Bonds, 6.95%, 7/01/40 (a)	12,000	13,780,560
Orange County Local Transportation Authority, RB, Build America Bonds, Series A, 6.91%, 2/15/41 (a)	5,000	6,745,950
Palomar Community College District, GO, Build America Bonds, 7.19%, 8/01/45	7,500	8,438,700
Rancho Water District Financing Authority, RB, Build America Bonds, 6.34%, 8/01/40 (a)	20,000	20,978,400
Riverside Community College District, GO, Build America Bonds, Series EL, 7.02%, 8/01/40	11,000	12,164,570
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Series SU, 6.63%, 7/01/40	31,000	32,318,740

Taxable Municipal Bonds	Par (000)	Value
California (concluded)
San Francisco City & County Public Utilities Commission, RB, Build America Bonds, Series D, 6.00%, 11/01/40 (a)	$21,255	$24,157,158
State of California, GO, Build America Bonds:
7.63%, 3/01/40	8,950	11,119,838
7.60%, 11/01/40	15,000	18,619,650
Various Purpose, 7.55%, 4/01/39	9,035	11,148,377
University of California, RB, Build America Bonds (a):
5.95%, 5/15/45	24,000	26,454,960
6.30%, 5/15/50	26,310	28,531,879
		388,522,946
Colorado — 3.3%
Denver Public Schools, COP, Refunding, Series B, 7.02%, 12/15/37	6,000	7,467,420
Regional Transportation District, COP, Build America Bonds, 7.67%, 6/01/40	23,000	28,670,190
State of Colorado, COP, Build America Bonds, Series E, 7.02%, 3/15/31	5,000	5,682,750
		41,820,360
District of Columbia — 2.6%
Metropolitan Washington Airports Authority, RB, Build America Bonds:
7.46%, 10/01/46	4,525	4,950,350
Series D, 8.00%, 10/01/47	10,750	11,655,795
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	15,613,500
		32,219,645
Florida — 2.5%
City of Sunrise Florida, RB, Build America Bonds, Series B, 5.91%, 10/01/35 (a)	25,000	27,098,000
County of Pasco Florida, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,646,115
Town of Davie Florida, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,744,275
		31,488,390

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)	Value
Georgia — 4.7%
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds:
6.66%, 4/01/57	$30,665	$31,090,937
Series PL, 6.64%, 4/01/57	17,314	17,749,274
Series PL, 7.06%, 4/01/57	10,000	10,133,900
		58,974,111
Hawaii — 2.8%
University of Hawaii, RB, Build
America Bonds, 6.03%, 10/01/40	33,000	35,184,600
Illinois — 18.8%
Chicago Board of Education, GO, Build America Bonds, 6.52%, 12/01/40	25,000	28,041,500
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	16,015	17,363,783
Series A, 6.90%, 12/01/40	4,075	4,728,793
Series B, 6.90%, 12/01/40	4,900	5,686,156
City of Chicago Illinois, GO, Build America Bonds, Recovery, Series Z, 6.26%, 1/01/40	19,000	19,592,230
City of Chicago Illinois, RB, Build America Bonds:
6.85%, 1/01/38 (a)	30,110	32,722,043
6.40%, 1/01/40	1,500	1,783,470
6.74%, 11/01/40 (a)	15,250	19,546,230
City of Chicago Illinois, Refunding RB, Build America Bonds, 6.90%, 1/01/40 (a)	36,000	46,865,880
Illinois Finance Authority, RB, Series A, 5.75%, 8/15/34	5,000	5,036,700
Illinois Municipal Electric Agency, RB, Build America Bonds, 7.29%, 2/01/35	15,000	18,538,950
Northern Illinois Municipal Power Agency, RB, Build America Bonds, 7.82%, 1/01/40	5,000	6,228,500
State of Illinois, GO, Build America Bonds, 7.35%, 7/01/35	26,995	30,418,236
		236,552,471
Indiana — 2.7%
Indiana Finance Authority, RB, Build America Bonds, 6.60%, 2/01/39	7,900	9,328,083
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, 5.59%, 1/01/42	22,290	24,452,576
		33,780,659
Iowa — 0.2%
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series A, 6.50%, 6/01/23	2,640	2,422,702

Taxable Municipal Bonds	Par (000)	Value
Kentucky — 0.9%
Kentucky State Property & Building Commission, RB, Build America Bonds, Series C, 5.92%, 11/01/30	$10,000	$10,780,500
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, 6.75%, 7/01/36	5,000	5,182,450
Maryland — 0.1%
Maryland Community Development Administration, RB, Residential, Series I, 6.50%, 3/01/43	1,000	1,018,330
Massachusetts — 1.5%
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery, Series Z, 5.73%, 6/01/40 (a)	5,000	6,355,400
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42	12,000	12,579,840
		18,935,240
Michigan — 2.0%
Detroit City School District, GO, Build America Bonds (Q-SBLF), 6.85%, 5/01/40	10,000	10,502,000
Michigan State University, RB, Build America Bonds, 6.17%, 2/15/50	5,500	6,493,740
State of Michigan, RB, Build America Bonds, Series B, 7.63%, 9/15/27	2,000	2,333,620
Wayne County, RB, Recovery Zone Economic Development Bonds, 10.00%, 12/01/40	5,000	5,507,300
		24,836,660
Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, 5.93%, 1/01/43	8,000	8,686,720
Western Minnesota Municipal Power Agency, RB, Build America Bonds, 6.77%, 1/01/46	5,000	5,949,150
		14,635,870
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, 6.41%, 1/01/40	5,000	6,139,750
Missouri — 1.9%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, 7.73%, 1/01/39	13,835	15,906,376
University of Missouri, RB, Build America Bonds, 5.79%, 11/01/41 (a)	7,000	8,507,380
		24,413,756
Nevada — 1.1%
County of Clark Nevada, RB, Build America Bonds:
Series B, 6.88%, 7/01/42	10,000	10,912,200

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada, RB, Build America Bonds (concluded):
Series C, 6.82%, 7/01/45	$2,000	$2,474,820
		13,387,020
New Jersey — 14.8%
Camden County Improvement Authority, RB, Build America Bonds, 7.75%, 7/01/34	5,000	5,494,400
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35 (a)	15,000	16,558,650
Series A (NPFGC), 7.43%, 2/15/29	20,702	25,004,911
New Jersey State Housing & Mortgage Finance Agency, RB, Series C (AGM), 6.65%, 11/01/44 (a)	20,250	21,080,857
New Jersey State Turnpike Authority, RB, Build America Bonds:
7.41%, 1/01/40	6,790	9,342,701
Series A, 7.10%, 1/01/41	34,000	45,227,140
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	9,419,700
Series C, 5.75%, 12/15/28	7,500	8,100,825
Series C, 6.10%, 12/15/28 (a)	42,500	45,968,425
		186,197,609
New York — 13.6%
City of New York, New York, GO, Build America Bonds, 5.82%, 10/01/31	17,500	18,808,125
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	2,220	2,755,531
7.34%, 11/15/39	13,245	18,134,657
Series TR, 6.69%, 11/15/40	13,000	15,547,090
New York City Municipal Water Finance Authority, RB:
Build America Bonds, 5.79%, 6/15/41 (a)	25,000	26,802,250
Build America Bonds, 6.45%, 6/15/41 (a)	6,300	7,065,198
Build America Bonds, 6.12%, 6/15/42	2,445	2,682,067
Build America Bonds, 6.49%, 6/15/42	2,000	2,245,380
Second General Resolution, 6.28%, 6/15/42 (a)	20,000	22,450,400
New York City Transitional Finance Authority, RB, Build America Bonds (a):
5.57%, 11/01/38	19,000	21,903,580
Series FU, 6.27%, 8/01/39	14,795	16,015,439
New York State Dormitory Authority, RB, Build America Bonds, 5.39%, 3/15/40 (a)	15,000	16,889,700
		171,299,417

Taxable Municipal Bonds	Par (000)	Value
Ohio — 6.9%
American Municipal Power-Ohio, Inc., RB, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	$10,000	$13,565,100
County of Hamilton Ohio, RB, Build America Bonds, Series GT, 6.50%, 12/01/34	9,000	10,280,070
Franklin County Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42	30,365	33,016,775
Mariemont City School District, GO, Build America Bonds, 6.55%, 12/01/47	10,055	10,676,500
Princeton City School District, GO, Refunding, Build America Bonds, Series SC (a):
6.09%, 12/01/40	9,290	10,156,292
6.39%, 12/01/47	8,225	9,064,279
		86,759,016
Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, Series M, 6.44%, 1/01/45	3,500	4,004,840
Pennsylvania — 1.1%
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, 6.53%, 6/15/39	12,250	14,383,582
Puerto Rico — 0.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	5,000	5,630,350
South Carolina — 1.4%
South Carolina State Public Service Authority, RB, Build America Bonds, 6.45%, 1/01/50	13,000	17,314,960
Tennessee — 3.4%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds, Series A2, 7.43%, 7/01/43	35,105	42,473,891
Texas — 9.4%
Bexar County Hospital District, GO, Build America Bonds, 5.41%, 2/15/40 (a)	21,775	23,120,695
City of San Antonio Texas, RB, Build America Bonds (a):
6.31%, 2/01/37	35,000	39,062,450
6.17%, 2/01/41	19,000	20,724,820
Cypress-Fairbanks ISD, GO, Build America Bonds, Direct Payment, 6.63%, 2/15/38	14,000	15,964,200
Dallas Area Rapid Transit, RB, Build America Bonds, 5.02%, 12/01/48 (a)	2,500	2,765,750
Katy ISD, GO, Build America Bonds (PSF-GTD), 6.35%, 2/15/41 (a)	5,000	5,545,700

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Municipal Water District, RB, Build America Bonds, 6.01%, 9/01/40 (a)	$10,000	$10,975,300
		118,158,915
Utah — 3.4%
County of Utah, RB, Build America Bonds, Recovery, Series Z, 7.13%, 12/01/39	11,800	13,057,054
Utah Transit Authority, RB, Build America Bonds, Series SU, 5.71%, 6/15/40	26,405	29,437,086
		42,494,140
Washington — 1.8%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	7,090	8,038,926
Washington State Convention Center Public Facilities District, RB, Build America Bonds, 6.79%, 7/01/40	12,350	14,941,153
		22,980,079
West Virginia — 0.5%
Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	9,335	6,729,788
Total Taxable Municipal Bonds – 137.5%		1,725,686,547

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Illinois — 2.5%
Cook County Illinois, GO, Build America Bonds, 6.23%, 11/15/34	27,000	31,102,920
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 2.5%		31,102,920
Total Long-Term Investments (Cost – $1,577,251,123) – 140.0%		1,756,789,467

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)(d)	28,311,960	28,311,960
Total Short-Term Securities (Cost – $28,311,960) – 2.2%		28,311,960
Total Investments (Cost — $1,605,563,083*) - 142.2%		$1,785,101,427
Liabilities in Excess of Other Assets – (41.1)%		(516,260,528)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.1)%		(13,525,698)
Net Assets – 100.0%		$1,255,315,201

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$1,592,063,083
Gross unrealized appreciation	$180,617,319
Gross unrealized depreciation	(1,078,975)
Net unrealized appreciation	$179,538,344

(a)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(b)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,448,706	26,863,254	28,311,960	$2,916

(d)	Represents the current yield as of report date.

•	Financial futures contracts sold as of October 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
1,055	30-Year US Treasury Bond	Chicago Board of Trade	December 2011	$144,821,472	$(1,856,497)

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2011	4

Schedule of Investments (concluded)	BlackRock Build America Bond Trust (BBN)

•	Reverse repurchase agreements outstanding as of October 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Citigroup Global Markets, Inc.	0.75%	5/16/11	Open	$17,971,312	$17,908,260
JPMorgan Chase & Co.	0.70%	5/16/11	Open	45,818,070	45,668,000
JPMorgan Chase & Co.	0.71%	5/17/11	Open	5,136,964	5,120,000
Citigroup Global Markets, Inc.	0.75%	6/22/11	Open	12,604,568	12,570,000
Barclays Capital, Inc.	0.50%	7/26/11	Open	81,115,884	81,005,625
Barclays Capital, Inc.	0.52%	8/26/11	Open	22,146,412	22,125,000
Deutsche Bank, NA	0.55%	9/06/11	Open	2,452,096	2,450,000
Deutsche Bank, NA	0.55%	10/14/11	Open	71,313,630	71,294,025
Credit Suisse Securities (USA) LLC	0.45%	10/25/11	Open	9,700,849	9,700,000
Barclays Capital, Inc.	0.50%	10/26/11	Open	43,966,164	43,962,500
Credit Suisse Securities (USA) LLC	0.40%	10/26/11	Open	129,742,449	129,733,800
Deutsche Bank, NA	0.50%	10/26/11	Open	23,689,474	23,687,500
Barclays Capital, Inc.	0.50%	10/27/11	Open	22,751,580	22,750,000
Citigroup Global Markets, Inc.	0.60%	10/27/11	Open	18,580,923	18,579,375
Credit Suisse Securities (USA) LLC	0.40%	10/27/11	Open	37,604,590	37,602,501
Citigroup Global Markets, Inc.	0.60%	10/31/11	Open	12,120,202	12,120,000
Credit Suisse Securities (USA) LLC	0.40%	10/31/11	Open	54,497,656	54,497,050
Total				$611,212,823	$610,773,636

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of October 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,756,789,467	—	$1,756,789,467
Short-Tem Securities	$28,311,960	—	—	28,311,960

Total	$28,311,960	$1,756,789,467	—	$1,785,101,427

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,856,497)	—	—	$(1,856,497)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Build America Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Build America Bond Trust

Date: December 21, 2011